Income Taxes (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax
Company had federal and state net operating loss carryovers	$ 19,000,000
Deferred tax expense	$ 2,000,000
U.S. corporate income tax rate previous	34.00%
U.S. corporate tax rate current	21.00%